COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Lease Commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
2013	$ 766
2014	457
2015	230
2016	154
2017	101
2018 and thereafter	781
Total future minimum lease payments due	2,489
Operating leases and rent expense	$ 904	$ 1,019	$ 924